Risk Report - Impaired Loans by Industry Sector (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total Impaired Loans [Member]
Impaired Loans by Industry Sector [Line Items]
Transportation, storage and communication	€ 0	€ 808
Real estate, renting and business activities	0	482
Construction	0	378
Mining and quarrying	0	169
Total loan loss allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Transportation, storage and communication	0	469
Real estate, renting and business activities	0	234
Construction	0	144
Mining and quarrying	€ 0	€ 116